Initial Public Offering (Details) - Mcap Acquisition Corp [Member] - $ / shares			2 Months Ended
	Mar. 02, 2021	Feb. 03, 2021	Dec. 31, 2020	Sep. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Number of units sold	31,625,000
Shares Issued, Price Per Share	$ 10.00		$ 10.00
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common shares, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	31,625,000	31,625,000	27,500,000
Shares Issued, Price Per Share	$ 10.00	$ 10.00	$ 10.00
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1	1
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
IPO [Member] | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share			$ 0.0001
Number of shares in a unit			1
Number of warrants in a unit	1	1	1
Number of shares issuable per warrant			1
Exercise price of warrants			$ 11.50
IPO [Member] | Public Warrants | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant	1	1
Exercise price of warrants	$ 11.50	$ 11.50
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	4,125,000		31,625,000